Acquisitions - Additional Information (Detail)	Jan. 31, 2024 kr / shares
Disclosure of detailed information about business combination [line items]
Fair value of tender offer price on non controlling interest acquired	kr 50
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%